Scope of Consolidation, Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2018
Scope of Consolidation, Subsidiaries and Other Equity Investments
Scope of Consolidation, Subsidiaries and Other Equity Investments

(G.10) Scope of Consolidation, Subsidiaries and Other Equity Investments

Entities Consolidated in the Financial Statements

Total
12/31/2016	245
Additions	10
Disposals	-28
12/31/2017	227
Additions	59
Disposals	-21
12/31/2018	265

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers and liquidations of legal entities.

Subsidiaries

Major Subsidiaries

Name and Location of Company	Ownership	Total Revenue in	Profit/Loss (-)	Total Equity as	Number of	Foot-note
		in 20181)	After Tax For	at 12/31/20181)	Employees as
			20181)		at 12/31/20182)

	%	€ thousands	€ thousands	€ thousands
Ariba, Inc., Palo Alto, CA, United States	100.0	1,168,287	212,728	3,972,022	1,872
Callidus Software Inc., Dublin, CA, United States	100.0	175,789	-52,016	2,053,873	810	4)
Concur Technologies, Inc., Bellevue, WA, United States	100.0	1,545,720	1,787	7,340,513	3,569
LLC SAP CIS, Moscow, Russia	100.0	472,531	23,133	62,725	837
SAP (Schweiz) AG, Biel, Switzerland	100.0	822,547	68,029	84,935	767
SAP (UK) Limited, Feltham, United Kingdom	100.0	1,227,572	10,385	-47,515	1,794	10),17)
SAP America, Inc., Newtown Square, PA, United States	100.0	5,363,074	-514,481	14,320,071	8,184
SAP Argentina S.A., Buenos Aires, Argentina	100.0	142,718	-25,540	-15,237	825	17)
SAP Asia Pte Ltd, Singapore, Singapore	100.0	458,919	-28,224	21,625	1,262	17)
SAP Australia Pty Ltd, Sydney, Australia	100.0	733,060	-18,774	42,366	1,322
SAP Brasil Ltda, São Paulo, Brazil	100.0	519,124	-33,903	-26,346	1,913
SAP Canada, Inc., Toronto, Canada	100.0	865,582	53,734	465,034	2,999
SAP China Co., Ltd., Shanghai, China	100.0	949,367	-67,883	-184,135	5,272	17)
SAP Deutschland SE & Co. KG, Walldorf, Germany	100.0	4,199,201	754,022	1,567,774	4,707	7), 9)
SAP España – Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100.0	491,270	24,691	336,419	652
SAP France, Levallois Perret, France	100.0	1,051,242	156,005	1,606,922	1,564
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100.0	112,448	1,775	21,073	956
SAP India Private Limited, Bangalore, India	100.0	621,942	72,674	344,218	2,028
SAP Industries, Inc., Newtown Square, PA, United States	100.0	638,394	118,321	691,709	338
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100.0	563,346	39,332	427,184	710
SAP Japan Co., Ltd., Tokyo, Japan	100.0	980,832	82,902	192,939	1,210
SAP Labs India Private Limited, Bangalore, India	100.0	477,630	40,051	132,888	8,282
SAP Labs, LLC, Palo Alto, CA, United States	100.0	604,460	124,246	484,511	2,189
SAP México S.A. de C.V., Mexico City, Mexico	100.0	386,079	10,984	20,172	869	17)
SAP National Security Services, Inc., Newtown Square, PA, United States	100.0	552,326	130,945	426,052	448
SAP Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100.0	613,282	52,886	145,553	611	11)
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100.0	180,364	15,930	65,128	1,628
SuccessFactors, Inc., South San Francisco, CA, United States	100.0	867,910	203,903	3,609,046	999

Other Subsidiaries 3)

Name and Location of Company	Owner-ship	Foot-note
	%

“SAP Kazakhstan“ LLP, Almaty, Kazakhstan	100.0
110405, Inc., Newtown Square, PA, United States	100.0
Abakus Europe Limited, London, United Kingdom	100.0	10)
Abakus Ukraine Limited Liability Company, Kiev, Ukraine	100.0
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100.0
Apex Expert Solutions LLC, Arlington, VA, United States	100.0	4)
Ariba Czech s.r.o., Prague, Czech Republic	100.0
Ariba India Private Limited, Gurgaon, India	100.0
Ariba International Holdings, Inc., Wilmington, DE, United States	100.0
Ariba International Singapore Pte Ltd, Singapore, Singapore	100.0
Ariba International, Inc., Wilmington, DE, United States	100.0
Ariba Slovak Republic, s.r.o., Košice, Slovakia	100.0
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China	100.0
Ariba Technologies India Private Limited, Bangalore, India	100.0
Ariba Technologies Netherlands B.V.,‘s-Hertogenbosch, the Netherlands	100.0	11)
Beijing Zhang Zhong Hu Dong Information Technology Co., Ltd., Beijing, China	0	5)
b-process, Paris, France	100.0	14)
Business Objects Holding B.V.,‘s-Hertogenbosch, the Netherlands	100.0	11)
Business Objects Option LLC, Wilmington, DE, United States	100.0
Business Objects Software Limited, Dublin, Ireland	100.0
Callidus Software (Canada) Inc., Toronto, Canada	100.0	4)
Callidus Software (Singapore) Pte. Ltd., Singapore, Singapore	100.0	4)
Callidus Software GmbH, Munich, Germany	100.0	4),8), 9)
Callidus Software Hong Kong Ltd., Hong Kong, China	100.0	4)
Callidus Software Ltd., London, United Kingdom	100.0	4),10)
Callidus Software Pty. Ltd., Sydney, Australia	100.0	4)
CallidusCloud (India) Pvt. Ltd., Hyderabad, India	100.0	4)
CallidusCloud (Malaysia) Sdn. Bhd., Kuala Lumpur, Malaysia	100.0	4)
CallidusCloud Holdings Pty. Ltd., Sydney, Australia	100.0	4)
CallidusCloud K.K., Tokyo, Japan	100.0	4)
CallidusCloud Mexico, S. de R.L. de C.V., Mexico City, Mexico	100.0	4)
CallidusCloud Netherlands B.V., Rotterdam, the Netherlands	100.0	4),11)
CallidusCloud New Zealand Corp., Auckland, New Zealand	100.0	4)
CallidusCloud Pty. Ltd., Sydney, Australia	100.0	4)
Christie Partners Holding C.V., 's-Hertogenbosch, the Netherlands	100.0	11)
C-Learning Pty. Ltd., Sydney, Australia	100.0	4)
ClearTrip Inc. (Mauritius), Ebene, Mauritius	57.0
ClearTrip Inc., George Town, Cayman Islands	57.0
Cleartrip MEA FZ LLC, Dubai, United Arab Emirates	57.0
Cleartrip Packages and Tours Private Limited, Mumbai, India	57.0	4)
ClearTrip Private Limited, Mumbai, India	57.0

Name and Location of Company	Owner-ship	Foot-note
	%
Clicktools Limited, Dorset, United Kingdom	100.0	4), 10)
CNQR Operations Mexico S. de. R.L. de. C.V., San Pedro Garza Garcia, Mexico	100.0
Concur (Austria) GmbH, Vienna, Austria	100.0
Concur (Canada), Inc., Toronto, Canada	100.0
Concur (France) SAS, Paris, France	100.0
Concur (Germany) GmbH, Frankfurt am Main, Germany	100.0	8), 9)
Concur (Japan) Ltd., Tokyo, Japan	73.8
Concur (New Zealand) Limited, Wellington, New Zealand	100.0	15)
Concur (Philippines) Inc., Makati City, Philippines	100.0
Concur (Switzerland) GmbH, Zurich, Switzerland	100.0	13)
Concur Czech (s.r.o.), Prague, Czech Republic	100.0
Concur Holdings (France) SAS, Paris, France	100.0
Concur Holdings (Netherlands) B.V., Amsterdam, the Netherlands	100.0	11)
Concur Technologies (Australia) Pty. Limited, Sydney, Australia	100.0
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100.0
Concur Technologies (India) Private Limited, Bangalore, India	100.0
Concur Technologies (Singapore) Pte Ltd, Singapore, Singapore	100.0	17)
Concur Technologies (UK) Limited, London, United Kingdom	100.0	10)
Contextor SAS, Orsay, France	100.0	4)
ConTgo Consulting Limited, London, United Kingdom	100.0	10)
ConTgo Limited, London, United Kingdom	100.0	10)
ConTgo Pty. Ltd., Sydney, Australia	100.0
Crystal Decisions (Ireland) Limited, Dublin, Ireland	100.0	12)
Crystal Decisions Holdings Limited, Dublin, Ireland	100.0	12)
Crystal Decisions UK Limited, London, United Kingdom	100.0	10)
Datahug Limited, Dublin, Ireland	100.0	4)
Dorset Acquisition Corp., Dublin, CA, United States	100.0	4)
Ebreez Egypt LLC, Cairo, Egypt	57.0	4)
EssCubed Procurement Pty. Ltd., Johannesburg, South Africa	100.0
Extended Systems, Inc., San Ramon, CA, United States	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
Fieldglass Europe Limited, London, United Kingdom	100.0	10)
Financial Fusion, Inc., San Ramon, CA, United States	100.0
Flyin Holding Limited, Dubai, United Arab Emirates	57.0	4)
Flyin Travel and Tourism Private Limited, Hyderabad, India	57.0	4)
Flyin Travel Limited, Limassol, Cyprus	57.0	4)
Flyin Travel S.A.E, Cairo, Egypt	57.0	4)
FreeMarkets Ltda., São Paulo, Brazil	100.0
Gigya Australia Pty Ltd, Syndey, Australia	100.0
Gigya UK Ltd, London, United Kingdom	100.0	10)
GlobalExpense Limited, London, United Kingdom	100.0	10)
Hipmunk, Inc., San Francisco, CA, United States	100.0
hybris (US) Corp., Wilmington, DE, United States	100.0
hybris GmbH, Munich, Germany	100.0	8), 9)
Inxight Federal Systems Group, Inc., Wilmington, DE, United States	100.0
LeadFormix, Inc., Dublin, CA, United States	100.0	4)
Learning Heroes Ltd., Cheshire, United Kingdom	100.0	4), 10)
Learning Seat Borrowings Pty. Ltd., Sydney, Australia	100.0	4)
Learning Seat Group Pty. Ltd., Sydney, Australia	100.0	4)
Learning Seat Holdings Pty. Ltd., Sydney, Australia	100.0	4)
Learning Seat Pty. Ltd., Sydney, Australia	100.0	4)
LLC “SAP Labs“, Moscow, Russia	100.0
LLC “SAP Ukraine”, Kiev, Ukraine	100.0	17)
Merlin Systems Oy, Espoo, Finland	100.0
Nihon Ariba K.K., Tokyo, Japan	100.0
Noteshark, LLC, Chantilly, VA, United States	51.0	4)
OrientDB Limited, London, United Kingdom	100.0	4), 10)
Outerjoin, Inc., Dublin, CA, United States	100.0	4)
OutlookSoft Deutschland GmbH, Walldorf, Germany	100.0
Plat.One Inc., Palo Alto, CA, United States	100.0
Plat.One Lab Srl, Bogliasco, Italy	100.0
Plateau Systems LLC, South San Francisco, CA, United States	100.0
PT SAP Indonesia, Jakarta, Indonesia	99.0
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100.0
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100.0
Quadrem Chile Ltda., Santiago de Chile, Chile	100.0
Quadrem International Ltd., Hamilton, Bermuda	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
Quadrem Netherlands B.V., Amsterdam, the Netherlands	100.0	11)
Quadrem Overseas Cooperatief U.A., Amsterdam, the Netherlands	100.0	11)
Quadrem Peru S.A.C., Lima, Peru	100.0
RevSym Inc., Dublin, CA, United States	100.0	4)
RevSym Software India Private Limited, Bangalore, India	100.0	4)
Ruan Lian Technologies (Beijing) Co., Ltd., Beijing, China	100.0
SAP (Beijing) Software System Co., Ltd., Beijing, China	100.0
SAP Andina y de. Caribe VE, Caracas, Venezuela	100.0	17)
SAP AZ LLC, Baku, Azerbaijan	100.0
SAP Belgium NV/SA, Brussels, Belgium	100.0
SAP Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Business Compliance Services GmbH, Siegen, Germany	100.0
SAP Business Services Center Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100.0	11)
SAP Chile Limitada, Santiago, Chile	100.0	17)
SAP China Holding Co., Ltd., Beijing, China	100.0
SAP Colombia S.A.S., Bogotá, Colombia	100.0	17)
SAP Commercial Services Ltd., Valletta, Malta	100.0	17)
SAP Costa Rica, S.A., San José, Costa Rica	100.0	17)
SAP ČR, spol. s r.o., Prague, Czech Republic	100.0
SAP Cyprus Limited, Nicosia, Cyprus	100.0
SAP d.o.o., Zagreb, Croatia	100.0
SAP Danmark A/S, Copenhagen, Denmark	100.0
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP East Africa Limited, Nairobi, Kenya	100.0	17)
SAP Egypt LLC, Cairo, Egypt	100.0	17)
SAP EMEA Inside Sales S.L., Madrid, Spain	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP Estonia OÜ, Tallinn, Estonia	100.0
SAP Financial, Inc., Toronto, Canada	100.0
SAP Finland Oy, Espoo, Finland	100.0
SAP Foreign Holdings GmbH, Walldorf, Germany	100.0
SAP France Holding, Levallois Perret, France	100.0
SAP Global Marketing, Inc., New York, NY, United States	100.0
SAP Hellas S.A., Athens, Greece	100.0
SAP Hong Kong Co., Ltd., Hong Kong, China	100.0	17)
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100.0	8), 9)
SAP India (Holding) Pte Ltd, Singapore, Singapore	100.0
SAP International Panama, S.A., Panama City, Panama	100.0
SAP International, Inc., Miami, FL, United States	100.0
SAP Investments, Inc., Wilmington, DE, United States	100.0
SAP Ireland Limited, Dublin, Ireland	100.0	12)
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100.0
SAP Israel Ltd., Ra’anana, Israel	100.0	17)
SAP Korea Ltd., Seoul, South Korea	100.0
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Labs Finland Oy, Espoo, Finland	100.0
SAP Labs France SAS, Mougins, France	100.0
SAP Labs Israel Ltd., Ra’anana, Israel	100.0
SAP Labs Korea, Inc., Seoul, South Korea	100.0
SAP Latvia SIA, Riga, Latvia	100.0
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
SAP Malta Investments Ltd., Valletta, Malta	100.0	17)
SAP MENA FZ L.L.C., Dubai, United Arab Emirates	100.0
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	49.0	5), 17)
SAP Nederland Holding B.V.,‘s-Hertogenbosch, the Netherlands	100.0	11)
SAP New Zealand Limited, Auckland, New Zealand	100.0
SAP Norge AS, Lysaker, Norway	100.0
SAP North West Africa Ltd, Casablanca, Morocco	100.0
SAP Österreich GmbH, Vienna, Austria	100.0
SAP Perú S.A.C., Lima, Peru	100.0	17)
SAP Philippines, Inc., Makati, Philippines	100.0
SAP Polska Sp. z o.o., Warsaw, Poland	100.0
SAP Portals Europe GmbH, Walldorf, Germany	100.0
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Portals Israel Ltd., Ra’anana, Israel	100.0
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100.0
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Public Services, Inc., Washington, DC, United States	100.0
SAP Puerto Rico GmbH, Walldorf, Germany	100.0	8), 9), 17)
SAP Retail Solutions Beteiligungsgesellschaft mbH, Walldorf, Germany	100.0
SAP Romania SRL, Bucharest, Romania	100.0
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia	100.0
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia	75.0	17)
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP Services s.r.o., Prague, Czech Republic	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100.0
SAP Slovensko s.r.o., Bratislava, Slovakia	100.0
SAP Software and Services LLC, Doha, Qatar	49.0	5), 17)
SAP Svenska Aktiebolag, Stockholm, Sweden	100.0	17)
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100.0
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100.0
SAP Taiwan Co., Ltd., Taipei, Taiwan	100.0	17)
SAP Technologies Inc., Palo Alto, CA, United States	100.0
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100.0
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100.0
SAP UAB, Vilnius, Lithuania	100.0
SAP Ventures Investment GmbH, Walldorf, Germany	100.0	8), 9)
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100.0
SAP West Balkans d.o.o., Belgrade, Serbia	100.0
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	8), 9)
SAP.io Fund, L.P., San Francisco, CA, United States	0	6)
Sapphire Fund Investments II, L.P., Palo Alto, CA, United Stated	0	4), 6)
Sapphire Fund Investments III, L.P., Palo Alto, CA, United States	0	4), 6)
Sapphire SAP HANA Fund of Funds, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund I, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund II, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund III, L.P., Palo Alto, CA, United States	0	6)
Sapphire Ventures Fund IV, L.P., Palo Alto, CA, United States	0	4), 6)
SAPV (Mauritius), Ebene, Mauritius	0	6)
Saudi Ebreez Company for Electronic Services LLC , Riyadh, Kingdom of Saudi Arabia	57.0	4)
SFI II Blocker, LLC, Palo Alto, CA, United States	0	4), 6)
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100.0
SuccessFactors Asia Pacific Limited, Hong Kong, China	100.0

Name and Location of Company	Owner-ship	Foot-note
	%
SuccessFactors Cayman, Ltd., Grand Cayman, Cayman Islands	100.0
Sybase 365 Ltd., Tortola, British Virgin Islands	100.0
Sybase 365, LLC, San Ramon, CA, United States	100.0
Sybase Angola, LDA, Luanda, Angola	100.0	16)
Sybase Iberia S.L., Madrid, Spain	100.0
Sybase India Ltd., Mumbai, India	100.0
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States	100.0
Sybase Philippines, Inc., Makati City, Philippines	100.0
Sybase Software (India) Private Ltd., Mumbai, India	100.0
Sybase, Inc., San Ramon, CA, United States	100.0
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	70.0	17)
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100.0	17)
Technology Management Associates Inc., Herndon, VA, United States	100.0	4)
TomorrowNow, Inc., Bryan, TX, United States	100.0
TRX Europe Limited, London, United Kingdom	100.0	10)

Name and Location of Company	Owner-ship	Foot-note
	%
TRX Luxembourg, S.a.r.l., Luxembourg City, Luxembourg	100.0
TRX Technologies India Private Limited, Raman Nagar, India	100.0
TRX UK Limited, London, United Kingdom	100.0	10)
TRX, Inc., Bellevue, WA, United States	100.0
Volume Integration, Inc., VA, United States	100.0
Webcom d.o.o., Belgrade, Serbia	100.0	4)
Webcom, Inc., Dublin, CA, United States	100.0	4)

1) These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

2) As at December 31, 2018, including managing directors, in FTE.

3) Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

4) Consolidated for the first time in 2018.

5) Agreements with the other shareholders provide that SAP SE fully controls the entity.

6) SAP SE has the following structured entities: SAP.io Fund, L.P, Sapphire Fund Investments II, L.P., Sapphire Fund Investments III, L.P., Sapphire SAP HANA Fund of Funds, L.P., Sapphire Ventures Fund I, L.P., Sapphire Ventures Fund II, L.P., Sapphire Ventures Fund III, L.P, Sapphire Ventures Fund IV, L.P., SAPV (Mauritius), and SFI II Blocker, LLC. The results of operations of these entities are included in SAP’s consolidated financial statements in accordance with IFRS 10 (Consolidated Financial Statements).

7) Entity whose personally liable partner is SAP SE.

8) Entity with (profit and) loss transfer agreement.

9) Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

10) Pursuant to sections 479A to 479C of the UK Companies Act 2006, the entity is exempt from having its financial statements audited on the basis that SAP SE has provided a guarantee of the entity's liabilities in respect of its financial year ended December 31, 2018, or in respect of its financial year ended September 30, 2018, respectively.

11) Pursuant to article 2:403 of the Dutch Civil Code, the entity is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare the financial statements, the requirement of independent audit, and the requirement of public disclosure, on the basis that SAP SE has provided a guarantee of the entity's liabilities in respect of its financial year ended December 31, 2018, or in respect of its financial year ended September 30, 2018, respectively.

12) Pursuant to Irish Companies Act 2014, chapter 16 of Part 6, section 365, the entity is exempt from having its financial statements audited on the grounds that the entity is entitled to the benefits from a dormant entity exemption in respect of its financial year ended December 31, 2018.

13) Pursuant to article 727a, paragraph 2 of the Swiss Code of Obligations, the entity is exempt from having its financial statements audited in respect of its financial year ended December 31, 2018, or in respect of its financial year ended September 30, 2018, respectively.

14) The entity is exempt of preparation and audit of its financial statements on the grounds of article L-123-12 of the French commercial code as the entity changed its financial year closing date to June 30, 2019 instead of December 31, 2018. The obligation to prepare and audit the financial statements is due only at the closing date of the financial year which is usually 12 months, but can be shorter or longer when the entity changes its closing date.

15) Pursuant to section 211 (3) of the New Zealand Companies Act 1993 and section 45 (2) of the Financial Reporting Act 2013, the entity had approved exclusions and is not required to lodge audited financial statements in respect of its financial year ended September 30, 2018.

16) Pursuant to Angola Tax Law and Presidential Decree no. 147/13 of October 1, 2013, the entity does not qualified as being a Large Taxpayer and therefore is exempt from having its financial statements audited in respect of its financial year ended December 31, 2018.

17) Entity with support letter issued by SAP SE.

Other Equity Investments

Name and Location of Company	Owner-ship
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28.30
Convercent, Inc., Denver, CO, United States	37.32
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17.00
Visage Mobile, Inc., Milwaukee, WI, United States	4.50
Yapta, Inc., Seattle, WA, United States	45.71

Name and Location of Company
Equity Investments with Ownership of at Least 5%
83North IV, L.P., Hertzalia, Israel
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners, L.P., Menlo Park, CA, United States
AP Opportunity Fund, LLC, Menlo Park, CA, United States
Auth0, Inc., Bellevue, WA, United States
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
Catchpoint Systems, Inc., New York, NY, United States
Char Software, Inc., Boston, MA, United States
Contentful GmbH, Berlin, Germany
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Culture Amp, Inc., San Francisco, CA, United States
Data Collective II L.P., San Francisco, CA, United States
Data Collective III L.P., San Francisco, CA, United States
Data Collective IV, L.P., San Francisco, CA, United States
DataRobot, Inc., Boston, MA, United States
Dharma Platform, Inc., Washington DC, United States
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
EIT ICT Labs Germany GmbH, Berlin, Germany
FeedZai S.A., Lisbon, Portugal
Felix Ventures II, L.P., London, United Kingdom
Follow Analytics, Inc., San Francisco, CA, United States
GK Software AG, Schöneck, Germany
Greater Pacific Capital (Cayman) L.P., Grand Cayman, Cayman Islands
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
InnovationLab GmbH, Heidelberg, Germany
innoWerft Technologie- und Gründerzentrum Walldorf Stiftung GmbH, Walldorf, Germany
JFrog, Ltd., Netanya, Israel
Jibe, Inc., New York, NY, United States
Kaltura, Inc., New York, NY, United States
Kavacha TopCo LLC, New York, NY, United States
Landlog Limited, Tokyo, Japan
LeanData, Inc., Sunnyvale, CA, United States
Livongo Health, Inc., Mountain View, CA, United States
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Looker Data Sciences, Inc., Santa Cruz, CA, United States
Matillion Ltd., Altrincham, United Kingdom
Mosaic Ventures I, L.P., London, United Kingdom
MVP Strategic Partnership Fund GmbH & Co. KG, Munich, Germany
Narrative Science, Inc., Chicago, IL, United States
Nor1, Inc., Santa Clara, CA, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
On Deck Capital, Inc., New York, NY, United States
OpenX Software Limited, Pasadena, CA, United States
OpsRamp, Inc., San Jose, CA, United States
Pendo.io, Inc., Raleigh, NC, United States
Pheonix Labs Canada, ULC, Burnaby, BC, Canada
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Portworx Inc., Los Altos, CA, United States
Post for Systems, Cairo, Egypt
Project 44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
Punchh, Inc., San Mateo, CA, United States
Realize Corporation, Tokyo, Japan
Reltio, Inc., Redwood Shores, CA, United States
Return Path, Inc., New York, NY, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Rome2rio Pty. Ltd., Richmond, Australia
Scryer, Inc., New York, NY, United States
Scytl, S.A., Barcelona, Spain
Smart City Planning, Inc., Tokyo, Japan
SportsTech Fund, L.P., Palo Alto, CA, United States
SportsTech Parallel Fund, L.P., Palo Alto, CA, United States
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SumoLogic, Inc., Redwood City, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
T3C Inc., Mountain View, CA, United States
The Currency Cloud Group Limited, London, United Kingdom
The SaaStr Fund, L.P., Palo Alto, CA, United States
Upfront V, L.P., Santa Monica, CA, United States
Wandera, Inc., San Francisco, CA, United States